Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 22,239	kr 22,942
Included in the income statement
Current service cost	1,875	2,210
Past service cost and gains and losses on settlements	630	(82)
Interest cost/income (+/–)	580	576
Taxes and administrative expenses	62	64
Other	53	63
Components of defined benefit cost recognized	3,200	2,831
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(456)	1,583
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	92	(229)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(6,286)	(4,958)
Experience-based gains/losses (–/+)	(33)	2,825
Total remeasurements	(6,683)	(779)
Translation difference	(375)	21
Contributions and payments from:
Employers	(2,501)	(2,779)
Plan participants	5	5
Benefit payments	0	0
Settlements	(9)	0
Other	4	(2)
Closing balance	15,880	22,239
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	86,598	85,535
Included in the income statement
Current service cost	1,875	2,210
Past service cost and gains and losses on settlements	630	(82)
Interest cost/income (+/–)	2,803	2,953
Taxes and administrative expenses	0	0
Other	48	41
Components of defined benefit cost recognized	5,356	5,122
Remeasurements
Return on plan assets excluding amounts in interest expense/income	0	0
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	92	(229)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(6,286)	(4,958)
Experience-based gains/losses (–/+)	(33)	2,825
Total remeasurements	(6,227)	(2,362)
Translation difference	(4,089)	1,781
Contributions and payments from:
Employers	(1,869)	(2,097)
Plan participants	153	362
Benefit payments	(1,562)	(1,825)
Settlements	(5,020)	0
Other	366	82
Closing balance	73,706	86,598
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(64,359)	(62,593)
Included in the income statement
Current service cost	0	0
Past service cost and gains and losses on settlements	0	0
Interest cost/income (+/–)	(2,223)	(2,377)
Taxes and administrative expenses	62	64
Other	5	22
Components of defined benefit cost recognized	(2,156)	(2,291)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	(456)	1,583
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	0	0
Actuarial gains/losses (–/+) arising from changes in financial assumptions	0	0
Experience-based gains/losses (–/+)	0	0
Total remeasurements	(456)	1,583
Translation difference	3,714	(1,760)
Contributions and payments from:
Employers	(632)	(682)
Plan participants	(148)	(357)
Benefit payments	1,562	1,825
Settlements	5,011	0
Other	(362)	(84)
Closing balance	kr (57,826)	kr (64,359)